GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2013 and 2012 are as follows:

	Year ended December 31, 2013
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2013	$368,303	$58,454	$268,270	$695,027

Acquisitions	8,598	-	-	8,598
Functional currency translation adjustments	3,299	464	551	4,314

As of December 31, 2013	$380,200	$58,918	$268,821	$707,939

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2012	$290,590	$57,978	$260,619	$609,187

Acquisitions	75,599	-	6,803	82,402
Functional currency translation adjustments	2,114	476	848	3,438

As of December 31, 2012	$368,303	$58,454	$268,270	$695,027